QUARTERLY DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and dividend income	$ 13,638	$ 13,649	$ 13,498	$ 13,202	$ 14,891	$ 12,703	$ 12,675	$ 12,642	$ 53,987	$ 52,911	$ 48,126
Interest expense	2,776	2,784	2,817	2,704	2,555	2,541	2,519	2,468	11,081	10,083	8,901
Net interest and dividend income	10,862	10,865	10,681	10,498	12,336	10,162	10,156	10,174	42,906	42,828	39,225
Provision for loan losses	160	171	170	160	417	880	582	311	661	2,190	2,509
Net interest and dividend income after provision for loan losses	10,702	10,694	10,511	10,338	11,919	9,282	9,574	9,863	42,245	40,638	36,716
Noninterest income	2,498	2,515	3,639	2,509	7,653	2,653	2,586	2,702	11,161	15,594	10,321
Noninterest expenses	9,772	9,658	10,023	10,342	10,540	9,612	9,580	10,266	39,795	39,998	40,585
Income before income tax provision	3,428	3,551	4,127	2,505	9,032	2,323	2,580	2,299	13,611	16,234	6,452
Income Tax Expense (Benefit)	4,991	1,307	1,285	786	2,547	767	852	758	8,369	4,924	2,104
Net income (loss)	$ (1,563)	$ 2,244	$ 2,842	$ 1,719	$ 6,485	$ 1,556	$ 1,728	$ 1,541	$ 5,242	$ 11,310	$ 4,348
Earnings (loss) per common share:
Basic	$ (0.13)	$ 0.19	$ 0.24	$ 0.15	$ 0.55	$ 0.13	$ 0.15	$ 0.13	$ 0.44	$ 0.96	$ 0.36
Diluted	$ (0.13)	$ 0.19	$ 0.24	$ 0.14	$ 0.55	$ 0.13	$ 0.15	$ 0.13	$ 0.44	$ 0.95	$ 0.36